Nature of operations and reorganizations (Tables)	12 Months Ended
Dec. 31, 2024
Nature of operations and reorganizations
Summary of major subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2024, major subsidiaries, the VIE and VIE’s subsidiaries of Relx HK, the holding company of the PRC Business, were as follows:

			Percentage of
			direct or
			indirect
	Place of	Date of	economic
	incorporation	incorporation	ownership	Principal activities
Subsidiaries
Beijing Yueke Technology Co., Ltd.	Beijing, China	October 25, 2018	100%	Investment holding
Shanghai Wuke Information Technology Co., Ltd. (“Shanghai Wuke”)	Shanghai, China	July 26, 2019	100%	Investment holding
Mons Co., Ltd	Incheon, South Korea	June 1, 2020	100%	Selling e‑vapor products
Supersmooth Alpha HK Limited	Hong Kong, China	January 8, 2024	100%	Selling e‑vapor products
VIE
Beijing Wuxin Technology Co., Ltd.	Beijing, China	February 22, 2018	100%	Investment holding
Subsidiaries of VIE
Shenzhen Wuxin Technology Co., Ltd.	Shenzhen, China	January 2, 2018	100%	Selling e‑vapor products, research and development
Ningbo Wuxin Information Technology Co., Ltd. (“Ningbo Wuxin”)	Ningbo, China	October 10, 2018	100%	Selling e‑vapor products

Summary of consolidated financial information of the VIE and its subsidiaries

	As of December 31,
	2023	2024
	RMB	RMB
Current assets
Cash and cash equivalents	927,097	1,975,345
Restricted cash	29,718	50,867
Short-term bank deposits, net	99,996	1,489,286
Receivables from online payment platforms	5,398	3,452
Short-term investments, net	2,148,719	612,798
Accounts and notes receivable, net	20,490	34,970
Inventories	72,468	81,838
Amounts due from group companies	129,214	203,905
Amounts due from related parties	102,661	87,804
Prepayments and other current assets, net	112,575	127,903
Total current assets	3,648,336	4,668,168
Non‑current assets
Property, equipment and leasehold improvement, net	52,102	29,665
Intangible assets, net	53,672	47,364
Long-term investments, net	8,000	8,000
Deferred tax assets, net	42,808	24,931
Right-of-use assets, net	42,529	17,442
Long-term bank deposits, net	1,398,376	334,382
Other non-current assets, net	2,599	6,663
Total non-current assets	1,600,086	468,447
Total assets	5,248,422	5,136,615
Current liabilities
Accounts and notes payable	224,383	252,401
Contract liabilities	11,319	1,148
Salary and welfare benefits payable	19,519	42,785
Short-term loan	—	40,000
Taxes payable	36,932	30,720
Accrued expenses and other current liabilities	95,125	92,335
Amounts due to group companies	275,376	91,835
Amounts due to related parties	—	26
Lease liabilities - current portion	25,422	9,301
Total current liabilities	688,076	560,551
Non-current liabilities
Deferred tax liabilities	7,695	3,293
Lease liabilities - non-current portion	18,092	4,743
Total non-current liabilities	25,787	8,036
Total liabilities	713,863	568,587

	For the year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Third-party revenues	5,330,992	1,338,746	1,133,178
Inter-group revenues (i)	4,533	15,937	369,356
Third-party cost of revenues	(2,965,169)	(664,660)	(813,601)
Inter-group cost of revenues (ii)	(144)	(1,268)	(1,188)
Excise tax on products	(52,668)	(342,354)	(304,053)
Third-party operating expenses	(713,520)	(484,994)	(399,784)
Inter-group operating expenses (iii)	(459,549)	(237,664)	(267,518)
Other income	132,736	220,220	93,321
Net income/(loss)	1,277,211	(156,037)	(190,289)
(i)	Starting from 2022, the consolidated VIE and its subsidiaries provide operation services to entities within the Group. Starting from 2024, a subsidiary of the consolidated VIE sells products to entities within the Group. The inter-group revenue is eliminated at the consolidated level.
(ii)	Starting from 2022, the entities within the Group sell products to the consolidated VIE. The inter-group cost of revenues is eliminated at the consolidated level.
(iii)	The subsidiaries of the Group and the primary beneficiary of the consolidated VIE provide operation supporting services to the consolidated VIE and its subsidiaries. The inter-group service charge is eliminated at the consolidation level.

	For the year ended
	December 31, 2022	December 31, 2023	December 31, 2024
	RMB	RMB	RMB
Net cash used in operating activities with group company	(512,685)	(210,479)	192,826
Other operating activities	641,865	202,414	(68,003)
Net cash generated from/(used in) operating activities	129,180	(8,065)	124,823

Loans to group companies	(450,769)	(80,805)	(233,835)
Repayment of loans from group companies	342,000	61,590	95,915
Other investing activities	343,317	53,451	1,198,041
Net cash generated from investing activities	234,548	34,236	1,060,121

Borrowings under loans from group companies	390,358	543,912	312,584
Repayment of borrowings under loans from group companies	(164,408)	(590,760)	(467,946)
Other financing activities	(763)	—	39,824
Net cash generated from /(used in) financing activities	225,187	(46,848)	(115,538)